COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST I

Supplement dated February 1, 2010

to the Prospectuses listed below

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia Rhode Island Intermediate Municipal Bond

Supplement to the Prospectuses dated March 1, 2009,

as supplemented

Columbia Tax-Exempt Fund

Supplement to the Prospectuses dated April 1, 2009,

as supplemented

Columbia Convertible Securities Fund

Columbia Global Value Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Index Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Mid Cap Index Fund

Columbia Overseas Value Fund

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Supplement to the Prospectuses dated July 1, 2009,

as supplemented

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Supplement to the Prospectuses dated July 1, 2009,

as supplemented

(Classes A, B, C, R and Z only, as applicable)

Columbia Asset Allocation Fund II

Columbia Blended Equity Fund

Columbia California Intermediate Municipal Bond Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia High Income Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia International Growth Fund

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Core Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Pacific/Asia Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short-Intermediate Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia World Equity Fund

Supplement to the Prospectuses dated August 1, 2009,

as supplemented

Columbia Bond Fund

Columbia Short Term Bond Fund

Supplement to the Prospectuses dated August 1, 2009,

as supplemented

(Classes A, B, C and Z only, as applicable)

Columbia Core Bond Fund

Supplement to the Prospectuses dated September 1, 2009,

as supplemented

Columbia Multi-Advisor International Equity Fund

Supplement to the Prospectuses dated September 11, 2009, as supplemented

Columbia High Yield Opportunity Fund

Columbia International Bond Fund

Columbia Strategic Income Fund

Supplement to the Prospectuses dated October 1, 2009,

as supplemented

Columbia High Yield Municipal Fund

Supplement to the Prospectuses dated November 1, 2009,

as supplemented

Columbia Small Cap Value Fund I

Supplement to the Prospectuses dated November 1, 2009,

as supplemented

(Classes A, B, C and Z only, as applicable)

Columbia Balanced Fund

Columbia Federal Securities Fund

Columbia Greater China Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Supplement to the Prospectuses dated January 1, 2010,

as supplemented

Columbia Conservative High Yield Fund

Columbia International Stock Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Strategic Investor Fund

Supplement to the Prospectuses dated January 1, 2010,

as supplemented

(Classes A, B, C, R, T and Z only, as applicable)

(Each a “Fund”)

For each Fund’s Prospectuses, within the section “Transaction Rules and Policies”, the sub-section “Exceptions to the Small Account Policy” is deleted and replaced in its entirety with the following, which includes the new sub-section “Small Account Policy – Broker/Dealer and Wrap Fee Accounts”:

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy – Broker/Dealer and Wrap Fee Accounts

Columbia Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Shareholders should retain this Supplement for future reference.

INT-47/31857-0210